UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 08012

Government Obligations Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

Government Obligations Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs - 119.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with various maturities to 2011	$9	$8,765
6.00%, with various maturities to 2026	1,872	1,939,052
6.25%, with maturity at 2008	4	3,882
6.50%, with various maturities to 2024	38,864	40,774,353
6.87%, with maturity at 2024	849	903,748
7.00%, with various maturities to 2026	29,182	31,055,052
7.09%, with maturity at 2023	2,386	2,553,379
7.25%, with maturity at 2022	3,650	3,921,952
7.31%, with maturity at 2027	956	1,024,897
7.50%, with various maturities to 2028	15,295	16,500,909
7.63%, with maturity at 2019	1,554	1,680,166
7.75%, with various maturities to 2018	123	131,077
7.78%, with maturity at 2022	405	440,991
7.85%, with maturity at 2020	1,356	1,476,834
8.00%, with various maturities to 2028	46,475	50,226,555
8.13%, with maturity at 2019	2,457	2,691,699
8.15%, with various maturities to 2021	935	1,010,823
8.25%, with various maturities to 2017	1,599	1,678,613
8.50%, with various maturities to 2027	18,266	19,950,336
8.75%, with various maturities to 2016	1,152	1,201,044
9.00%, with various maturities to 2027	36,865	41,032,791
9.25%, with various maturities to 2017	2,163	2,324,585
9.50%, with various maturities to 2026	10,739	12,038,931
9.75%, with various maturities to 2018	776	828,264
10.00%, with various maturities to 2025	11,779	13,468,813
10.50%, with various maturities to 2021	6,835	7,918,869
10.75%, with maturity at 2011	278	302,035
11.00%, with various maturities to 2021	10,383	12,017,163
11.25%, with maturity at 2014	244	271,293
11.50%, with various maturities to 2017	953	1,091,973
11.75%, with maturity at 2011	163	181,498
12.00%, with various maturities to 2019	2,026	2,386,149
12.25%, with various maturities to 2019	225	260,047
12.50%, with various maturities to 2019	4,353	5,094,411
12.75%, with various maturities to 2015	54	64,319
13.00%, with various maturities to 2019	630	753,332
13.25%, with various maturities to 2019	79	94,707
13.50%, with various maturities to 2019	1,112	1,306,447
14.00%, with various maturities to 2016	254	303,102
14.50%, with various maturities to 2014	27	33,482
14.75%, with maturity at 2010	72	82,689
15.00%, with various maturities to 2013	495	601,279
15.25%, with maturity at 2012	30	36,960
15.50%, with maturity at 2011	11	13,318
16.00%, with maturity at 2012	37	45,629
16.25%, with various maturities to 2012	20	24,608
		$281,750,821

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	$6	$6,008
3.567%, with maturity at 2036(1)	5,607	5,699,749
4.15%, with maturity at 2036(1)	2,246	2,293,428
5.25%, with maturity at 2006	4	4,281
5.50%, with maturity at 2006	2	2,307
6.00%, with various maturities to 2024	1,565	1,615,768
6.50%, with various maturities to 2026(2)	128,374	134,712,483
7.00%, with various maturities to 2029	65,256	69,518,066
7.25%, with various maturities to 2023	395	416,161
7.50%, with various maturities to 2029	32,281	34,574,668
7.75%, with maturity at 2008	68	70,289
7.875%, with maturity at 2021	2,202	2,404,718
7.979%, with maturity at 2030	211	229,791
8.00%, with various maturities to 2027	38,770	42,199,801
8.25%, with various maturities to 2025	2,139	2,286,016
8.33%, with maturity at 2020	1,115	1,228,342
8.50%, with various maturities to 2027	19,551	21,380,869
8.679%, with maturity at 2021	903	995,240
8.75%, with various maturities to 2017	1,289	1,356,880
8.91%, with maturity at 2010	344	366,963
9.00%, with various maturities to 2030	8,249	9,017,240
9.125%, with maturity at 2011	217	234,208
9.25%, with various maturities to 2016	394	420,926
9.50%, with various maturities to 2030	10,109	11,272,025
9.75%, with maturity at 2019	78	89,430
9.851%, with maturity at 2021	286	324,768
9.892%, with maturity at 2025	212	240,263
10.00%, with various maturities to 2027	9,433	10,761,386
10.151%, with maturity at 2021	213	245,740
10.153%, with maturity at 2023	370	427,959
10.388%, with maturity at 2020	334	379,484
10.406%, with maturity at 2021	435	502,016
10.50%, with various maturities to 2025	2,942	3,355,953
10.646%, with maturity at 2025	229	264,714
11.00%, with various maturities to 2025	4,779	5,506,320
11.243%, with maturity at 2019	264	307,865
11.50%, with various maturities to 2020	3,241	3,740,743
11.591%, with maturity at 2018	618	717,618
11.75%, with various maturities to 2017	420	490,040
12.00%, with various maturities to 2020	7,170	8,423,093
12.061%, with maturity at 2025	198	233,904
12.25%, with various maturities to 2015	416	487,400
12.406%, with maturity at 2021	278	325,798
12.50%, with various maturities to 2021	2,071	2,437,176
12.697%, with maturity at 2015	562	669,385
12.75%, with various maturities to 2015	468	547,815
13.00%, with various maturities to 2019	1,299	1,516,016
13.25%, with various maturities to 2015	382	449,359
13.50%, with various maturities to 2015	1,003	1,210,132
13.75%, with maturity at 2011	12	14,341
14.00%, with maturity at 2014	30	35,981
14.50%, with maturity at 2014	33	41,274
14.75%, with maturity at 2012	769	927,897

See notes to financial statements

Government Obligations Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
15.00%, with various maturities to 2013	$818	$1,000,218
15.50%, with maturity at 2012	111	138,048
15.75%, with maturity at 2011	4	4,678
16.00%, with maturity at 2012	398	492,804
		$388,615,845
Government National Mortgage Assn.:
6.50%, with various maturities to 2026(2)	$141,844	$148,914,089
7.00%, with various maturities to 2025(2)	69,203	73,634,747
7.25%, with various maturities to 2022	229	245,132
7.50%, with various maturities to 2024	15,699	16,912,762
8.00%, with various maturities to 2027	43,765	47,602,845
8.25%, with various maturities to 2019	444	485,417
8.30%, with maturity at 2020	192	211,824
8.50%, with various maturities to 2018	7,696	8,438,104
9.00%, with various maturities to 2027	26,375	29,521,090
9.50%, with various maturities to 2026(2)	19,364	21,728,100
10.00%, with various maturities to 2025	6,672	7,535,613
10.50%, with various maturities to 2020	6,453	7,453,726
11.00%, with various maturities to 2020	2,278	2,659,245
11.50%, with maturity at 2013	37	42,549
12.00%, with various maturities to 2015	2,132	2,502,962
12.50%, with various maturities to 2019	846	996,298
13.00%, with various maturities to 2014	221	262,594
13.50%, with maturity at 2011	8	9,852
14.50%, with maturity at 2014	8	9,013
15.00%, with various maturities to 2013	197	244,478
16.00%, with various maturities to 2012	49	60,638
		$369,471,078
Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1577, Class PH, 6.30%, due 2023	$1,598	$1,627,328
Federal Home Loan Mortgage Corp., Series 1666, Class H, 6.25%, due 2023	3,520	3,622,964
Federal Home Loan Mortgage Corp., Series 1671, Class HA, 4.01%, due 2024(3)	2,500	2,508,579
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	5,549	5,843,946
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	2,964	3,061,093
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	8,972	9,281,212
Federal Home Loan Mortgage Corp., Series 2149, Class QL, 6.00%, due 2029	10,000	10,335,302
Federal Home Loan Mortgage Corp., Series 24, Class ZE, 6.25%, due 2023	1,062	1,115,592
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	2,103	2,229,702
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	1,762	1,887,497
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	1,407	1,477,602
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	4,397	4,707,302

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	$3,571	$3,852,194
Federal National Mortgage Assn., Series G93-29, Class Z, 7.00%, due 2023	5,533	5,863,265
		$57,413,578
Total Mortgage Pass-Throughs (identified cost $1,098,676,963)		$1,097,251,322
U.S. Treasury Obligations - 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$7,835,160
Total U.S. Treasury Obligations (identified cost, $6,265,747)		$7,835,160
Commercial Paper - 0.9%
Security	Principal Amount (000's omitted)	Value
Broadhollow Funding, LLC, 3.10%, 5/2/05	$8,500	$8,499,268
Total Commercial Paper (at amortized cost, $8,499,268)		$8,499,268
Total Investments - 120.9% (identified cost $1,113,441,978)		$1,113,585,750
Other Assets, Less Liabilities - (20.9)%		$(192,637,053)
Net Assets - 100.0%		$920,948,697

(1)  Adjustable rate mortgage.

(2)  All or a portion of these securities were on loan at April 30, 2005.

(3)  Floating-rate secuirty

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Government Obligations Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value including $186,742,708 of securities on loan (identified cost, $1,113,441,978)	$1,113,585,750
Cash	51,746
Receivable for investments sold	1,339,277
Interest receivable	6,925,549
Receivable for daily variation margin on open financial futures contracts	125,000
Total assets	$1,122,027,322
Liabilities
Collateral for securities loaned	$191,324,124
Payable for investments purchased	9,608,416
Payable to affiliate for Trustees' fees	1,705
Accrued expenses	144,380
Total liabilities	$201,078,625
Net Assets applicable to investors' interest in Portfolio	$920,948,697
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$920,935,960
Net unrealized appreciation (computed on the basis of identified cost)	12,737
Total	$920,948,697

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Interest	$22,054,537
Security lending income, net	2,345,409
Total investment income	$24,399,946
Expenses
Investment adviser fee	$3,496,771
Trustees' fees and expenses	10,243
Custodian fee	164,843
Legal and accounting services	33,473
Interest expense	12,741
Miscellaneous	8,177
Total expenses	$3,726,248
Deduct - Reduction of custodian fee	$197
Total expense reductions	$197
Net expenses	$3,726,051
Net investment income	$20,673,895
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$187,542
Financial futures contracts	155,856
Net realized gain	$343,398
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(9,278,486)
Financial futures contracts	1,177,193
Net change in unrealized appreciation (depreciation)	$(8,101,293)
Net realized and unrealized loss	$(7,757,895)
Net increase in net assets from operations	$12,916,000

See notes to financial statements

Government Obligations Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)	Year Ended December 31, 2003
From operations - Net investment income	$20,673,895	$37,609,133	$40,618,952
Net realized gain (loss) from investment transactions and financial futures contracts	343,398	(6,370,748)	(7,567,531)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(8,101,293)	(5,127,037)	(34,142,719)
Net increase (decrease) in net assets from operations	$12,916,000	$26,111,348	$(1,091,298)
Capital transactions - Contributions	$87,500,355	$116,763,308	$984,539,314
Withdrawals	(240,269,059)	(603,360,924)	(1,034,972,621)
Net decrease in net assets from capital transactions	$(152,768,704)	$(486,597,616)	$(50,433,307)
Net decrease in net assets	$(139,852,704)	$(460,486,268)	$(51,524,605)
Net Assets
At beginning of period	$1,060,801,401	$1,521,287,669	$1,572,812,274
At end of period	$920,948,697	$1,060,801,401	$1,521,287,669

(1)  For the ten months ended October 31, 2004.

See notes to financial statements

Government Obligations Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Cash Flows

Increase (Decrease) in Cash	Six Months Ended April 30, 2005
Cash Flows From (Used For) Operating Activities - Purchase of investments	$(17,937,100)
Proceeds from sales of investments and principal repayments	192,331,062
Interest received, including net securities lending income	40,143,192
Interest paid	(18,411)
Operating expenses paid	(3,712,708)
Net purchase of short-term investments	(6,499,479)
Financial futures contracts transactions	(231,644)
Payment of collateral for securities loaned, net	(52,452,090)
Decrease in unrealized loss from futures transactions	1,177,193
Net cash from operating activities	$152,800,015
Cash Flows From (Used For) Financing Activities - Proceeds from capital contributions	$89,927,357
Payments for capital withdrawals	(242,696,061)
Net cash used for financing activities	$(152,768,704)
Net increase (decrease) in cash	$31,311
Cash at beginning of period	$20,435
Cash at end of period	$51,746
Reconciliation of Net Increase (Decrease) in Net Assets From Operations to Net Cash From Operating Activities
Net increase in net assets from operations	$12,916,000
Decrease in receivable for investments sold	578,484
Increase in payable for investments purchased	9,608,416
Decrease in interest receivable	1,218,292
Decrease in payable for daily variation margin	(387,500)
Increase in payable to affiliate	7
Decrease in accrued expenses	(5,075)
Decrease in collateral for securities loaned	(52,452,090)
Net decrease in investments	181,323,481
Net cash from operating activities	$152,800,015

See notes to financial statements

Government Obligations Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30,2005		Period Ended		Year Ended December 31,
	(Unaudited)		October 31,2004(1)		2003	2002		2001(2)	2000	1999
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.77	%(4)	0.75	%(4)	0.70%	0.75%		0.81%	0.84%	0.83%
Expenses after custodian fee reduction	0.77	%(4)	0.75	%(4)	0.70%	0.75%		0.81%	0.84%	0.83%
Interest expense	0.00	%(3)(4)	0.00	%(3)(4)	0.01%	0.00	%(3)	0.02%	0.02%	0.02%
Net investment income	4.29	%(4)	3.63	%(4)	2.26%	4.41%		5.91%	7.77%	7.79%
Portfolio Turnover	2%		5%		67%	41%		21%	22%	18%
Total Return(5)	1.81%		2.23%		0.01%	8.24%		9.52%	-	-
Net assets, end of period (000's omitted)	$920,949		$1,060,801		$1,521,288	$1,572,812		$675,520	$339,990	$345,200

(1)  For the ten-month period ended October 31, 2004.

(2)  The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assest from 7.51% to 5.91%.

(3)  Represents less than 0.01%.

(4)  Annualized.

(5)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000. Total return is not computed on an annualized basis.

See notes to financial statements

Government Obligations Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS(Unaudited)

1  Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high current return by investing primarily in mortgage-backed securities (MBS) issued, insured, guaranteed or otherwise backed by the U.S. government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2005, the Eaton Vance Government Obligations Fund had a 92.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS")) normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2005, $197 in credit balances were used to reduce the Portfolio's custodian fee.

E  Written Options - Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

F  Purchased Options - Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying

Government Obligations Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS(Unaudited) CONT'D

security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

G  Financial Futures Contracts - Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

H  Other - Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

I  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Statement of Cash Flows - The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments at April 30, 2005.

L  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $27,545,516 and $191,752,578, respectively.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a fee computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million. On net assets of $500 million or more, BMR has contractually agreed to reduce its advisory fee as follows: 0.6875% annually on average daily net assets of $500 million but less than $1 billion; 0.6250% of average daily net assets of $1 billion but less than $1.5 billion; 0.5625% of average daily net assets of $1.5 billion but less than $2 billion; 0.5000% of average daily net assets of $2 billion but less than $2.5 billion; and 0.4375% of average daily net assets of $2.5 billion and over. These contractual fee reductions are intended to continue indefinitely. For the six months ended April 30, 2005, the fee was equivalent to 0.73% (annualized) of the Portfolio's average net assets for

Government Obligations Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS(Unaudited) CONT'D

such period and amounted to $3,496,771. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended April 30, 2005 was $969,061 and the average interest rate was 2.65%.

5  Securities Lending Agreement

The Portfolio has established a securities lending agreement with brokers in which the Portfolio lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio offsets a portion of the interest income received and amounted to $2,716,834 for the six months ended April 30, 2005. At April 30, 2005, the value of the securities loaned and the value of the collateral amounted to $186,742,708 and $191,324,124, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,113,514,166
Gross unrealized appreciation	$7,571,950
Gross unrealized depreciation	(7,500,366)
Net unrealized appreciation	$71,584

7  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
06/05	500 U.S. Treasury Five Year Note	Short	$(54,095,530)	$(54,226,565)	$(131,035)

At April 30, 2005, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

8  Fiscal Year End Change

Effective October 15, 2004 the Portfolio changed its fiscal year-end to October 31, 2004.

Government Obligations Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS(Unaudited) CONT'D

9  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Government Obligations Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i)  by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Government Obligations Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets including in particular the use of valuation by matrix pricing and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. The Special Committee noted the benefits of the investment adviser's extensive in-house research capabilities and the other resources available to the investment adviser. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees paid by the Portfolio and the Fund's expense ratio, the Special Committee concluded that, taking into account the impact of the Portfolio's use of leverage, the fees paid by the Portfolio and the Fund's expense ratio are reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Government Obligations Fund

INVESTMENT MANAGEMENT

Eaton Vance Government Obligations Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Government Obligations Portfolio

Officers Mark S. Venezia President Susan Schiff Vice President and Portfolio Manager Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.  Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:
Mark S. Venezia
President

Date:	June 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Barbara E. Campbell
Treasurer

Date:	June 21, 2005

By:
Mark S. Venezia
President

Date:	June 21, 2005